Leases	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES

NOTE 11 — LEASES

The Company has two operating leases for office space. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Prime Rate at 5.50% and 5.88% during the six months ended September 30, 2025 and 2024, respectively, was the most indicative rate of the Company’s incremental borrowing cost for the calculation of the present value of the lease payments.

As of September 30, 2025 and March 31, 2025, the right-of-use asset was $128,086, and $160,708, respectively.

As of September 30, 2025 and March 31, 2025, lease liability consists of the following:

	As of
	September 30, 2025	March 31, 2025
Lease liability – current portion	$110,462	$160,708
Lease liability – non-current portion	17,624	-
Total	$128,086	$160,708

During the six months ended September 30, 2025 and 2024, the Company incurred total operating lease expenses of $95,754 and $82,934, respectively.

Other lease information is as follows:

	As of
	September 30, 2025	March 31, 2025
Weighted-average remaining lease term – operating leases	0.89 years	1.0 years
Weighted-average discount rate – operating leases	5.74%	5.88%

The following is a schedule of future minimum payments under operating leases as of September 30, 2025:

Within 12 months	$113,704
More than 12 months and within 24 months	17,948
Total lease payments	131,652
Less: imputed interest	(3,566)
Total operating lease liabilities, net of interest	$128,086